07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 | Fidelity Simplicity RMD Income Fund
Fund Summary Fund/Class: Fidelity Simplicity RMD Income Fund℠/Fidelity Advisor Simplicity RMD Income Fund℠ A, M, C, I
Investment Objective
The fund seeks high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 44 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 - Fidelity Simplicity RMD Income Fund	Fidelity Advisor Simplicity RMD Income Fund-Class A		Fidelity Advisor Simplicity RMD Income Fund-Class M		Fidelity Advisor Simplicity RMD Income Fund-Class C		Fidelity Advisor Simplicity RMD Income Fund-Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 - Fidelity Simplicity RMD Income Fund		Fidelity Advisor Simplicity RMD Income Fund-Class A	Fidelity Advisor Simplicity RMD Income Fund-Class M	Fidelity Advisor Simplicity RMD Income Fund-Class C	Fidelity Advisor Simplicity RMD Income Fund-Class I
Management fee	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses	[1]	none	none	none	none
Total annual operating expenses	[1]	0.72%	0.97%	1.47%	0.47%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 - Fidelity Simplicity RMD Income Fund - USD ($)	Fidelity Advisor Simplicity RMD Income Fund-Class A	Fidelity Advisor Simplicity RMD Income Fund-Class M	Fidelity Advisor Simplicity RMD Income Fund-Class C	Fidelity Advisor Simplicity RMD Income Fund-Class I
1 year	$ 644	$ 445	$ 249	$ 48
3 years	790	647	463	149
5 years	950	865	800	260
10 years	$ 1,412	$ 1,492	$ 1,752	$ 585

Hold Shares
Expense Example, No Redemption {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 - Fidelity Simplicity RMD Income Fund - USD ($)	Fidelity Advisor Simplicity RMD Income Fund-Class A	Fidelity Advisor Simplicity RMD Income Fund-Class M	Fidelity Advisor Simplicity RMD Income Fund-Class C	Fidelity Advisor Simplicity RMD Income Fund-Class I
1 Year	$ 644	$ 445	$ 149	$ 48
3 Years	790	647	463	149
5 Years	950	865	800	260
10 Years	$ 1,412	$ 1,492	$ 1,752	$ 585

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	17
International Equity Funds*	7
Bond Funds*	46
Short-Term Funds*	30

* FMR Co., Inc. (FMRC) may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service (IRS). However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.49%	June 30, 2009
Lowest Quarter Return	-13.35%	December 31, 2008
Year-to-Date Return	3.97%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 - Fidelity Simplicity RMD Income Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Simplicity RMD Income Fund-Class A				Aug. 30, 2007
Fidelity Advisor Simplicity RMD Income Fund-Class A | Return Before Taxes	(0.38%)	5.26%	3.55%
Fidelity Advisor Simplicity RMD Income Fund-Class A | After Taxes on Distributions	(0.98%)	4.54%	2.78%	Aug. 30, 2007
Fidelity Advisor Simplicity RMD Income Fund-Class A | After Taxes on Distributions and Sales	(0.11%)	3.89%	2.51%	Aug. 30, 2007
Fidelity Advisor Simplicity RMD Income Fund-Class M				Aug. 30, 2007
Fidelity Advisor Simplicity RMD Income Fund-Class M | Return Before Taxes	1.72%	5.49%	3.55%
Fidelity Advisor Simplicity RMD Income Fund-Class C				Aug. 30, 2007
Fidelity Advisor Simplicity RMD Income Fund-Class C | Return Before Taxes	3.89%	5.72%	3.43%
Fidelity Advisor Simplicity RMD Income Fund-Class I				Aug. 30, 2007
Fidelity Advisor Simplicity RMD Income Fund-Class I | Return Before Taxes	5.95%	6.78%	4.47%
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
[1]	From August 30, 2007

07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 | Fidelity Simplicity RMD Income Fund | Fidelity Advisor Simplicity RMD Income Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 | Fidelity Simplicity RMD Income Fund | Fidelity Advisor Simplicity RMD Income Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity Simplicity RMD Funds AMCI Combo PRO-03 | Fidelity Simplicity RMD Income Fund | Fidelity Advisor Simplicity RMD Income Fund-Class C
On Class C shares redeemed less than one year after purchase.